OMB APPROVAL
                                                     OMB Number:       3235-0578
                                                     Expires:  May 31, 2007
                                                     Estimated average burden
                                                     hours per response.....
                                                     21.09

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-10455


                            Pioneer Global High Yield Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

                  Pioneer Global High Yield Fund
                  SCHEDULE OF INVESTMENTS  1/31/07 (unaudited)

      Shares                                                         Value

                  CONVERTIBLE CORPORATE BONDS - 0.6 %
                  Pharmaceuticals & Biotechnology - 0.2 %
                  Pharmaceuticals - 0.1 %
      2,940,000   Pharm Resources, 2.875%, 9/30/10                $ 2,778,300
                  Total Pharmaceuticals & Biotechnology           $ 2,778,300
                  Software & Services - 0.4 %
                  Application Software - 0.2 %
      3,325,000   Magma Design Automation, 0.0%, 5/15/08          $ 3,004,969
                  Systems Software - 0.2 %
      3,270,000   Macrovision Corp., 2.625%, 8/15/11 (144A)       $ 3,674,662
                  Total Software & Services                       $ 6,679,631
                  TOTAL CONVERTIBLE CORPORATE BONDS
                  (Cost  $8,836,425)                              $ 9,457,931

                  ASSET BACKED SECURITIES - 4.6 %
                  Transportation - 0.5 %
                  Airlines - 0.5 %
      1,222,452   American Airlines, Inc., 7.377%, 5/23/19        $ 1,210,227
      4,810,256   American Airlines, Inc., 7.379%, 5/23/16          4,690,000
      1,677,243   Continental Airlines, Inc., 8.499%, 5/1/11        1,710,788
        130,436   Continental Airlines, Inc., 8.312%, 4/2/11          131,740
                                                                  $ 7,742,755
                  Total Transportation                            $ 7,742,755
                  Consumer Services - 0.1 %
                  Restaurants - 0.1 %
        930,000   Dunkin Brands Master Finance LLC,  8.28%, 6/20/3$   942,926
                  Total Consumer Services                         $   942,926
                  Retailing - 0.5 %
                  Distributors - 0.5 %
      7,600,000   Intcomex, Inc., 11.75%, 1/15/11                 $ 7,600,000
                  Total Retailing                                 $ 7,600,000
                  Banks - 0.4 %
                  Thrifts & Mortgage Finance - 0.4 %
      5,985,000   Taganka Car Loan Finance Plc, Floating Rate Note$ 5,984,964
                  Total Banks                                     $ 5,984,964
                  Specialized Finance  0.8 %
      8,000,000   Alfa Div Pymt Rights Fin, Floating Rate Note, 12$ 7,999,200
      2,505,000   Zlomrex International, 8.5%, 2/1/14 (144A)        3,254,828
                  Total Specialized Finance                       $11,254,028
                  Energy - 0.4%
                  Coal - 0.4%
      5,450,000   Empire Cap Resources Pte, 9.375%, 12/15/11      $ 5,565,813
                  Total Energy                                    $ 5,565,813
                  Technology Hardware & Equipment - 0.5 %
                  Electronic Manufacturing Services - 0.5 %
      7,535,000   CIA Transporte Energia, 8.875%, 12/15/16 (144A) $ 7,572,675
                  Total Technology Hardware & Equipment           $ 7,572,675
                  Utilities - 0.8 %
                  Electric Utilities - 1.5 %
      1,700,638   FPL Energy National Wind, 6.125%, 3/25/19 (144A)$ 1,637,153
      1,952,280   FPL Energy Wind Funding, 6.876%, 6/27/17 (144A)   1,971,803
      8,657,370   Ormat Funding Corp., 8.25%, 12/30/20              8,830,517
     12,000,000   Power Contract Financing LLC, 0.0%, 2/5/10 (144A) 9,660,000
                                                                  $22,099,473
                  Total Utilities                                 $22,099,473
                  TOTAL ASSET BACKED SECURITIES
                  (Cost  $41,016,427)                             $68,762,634

                  COLLATERALIZED MORTGAGE OBLIGATIONS - 0.6 %
                  Banks - 0.6 %
                  Thrifts & Mortgage Finance - 0.6 %
      4,890,000   SBA CMBS Trust, 7.825%, 11/15/36                $ 4,869,124
      4,315,000   T SRA R 2006-1 F, 7.5296%, 10/15/36 (144A)        4,320,731
                                                                  $ 9,189,855
                  TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
                  (Cost  $9,204,897)                              $ 9,189,855

                  CORPORATE BONDS - 89.7 %
                  Energy - 11.5 %
                  Coal & Consumable Fuels - 1.2 %
      5,800,000   Adaro Finance B.V., 8.5%, 12/8/10 (144A)        $ 5,945,000
     12,800,000   Massey Energy Co., 6.875%, 12/15/13              11,840,000
                                                                  $17,785,000
                  Integrated Oil & Gas - 0.2 %
      2,455,000   Tristan Oil Ltd., 10.50%, 1/1/12 (144A)         $ 2,602,300
                  Oil & Gas Drilling - 1.6 %
     12,000,000   DDI Holding AS, 9.3%, 1/19/12 (144A)            $12,600,000
      1,450,000   DDI Holdings AS, 9.3%, 4/23/12 (144A)             1,522,500
      6,500,000   Norse Energy ASA, 10.0%, 7/13/10                  1,038,372
     11,203,000   Norse Energy ASA, 6.50%, 7/14/11 (144A)           8,962,400
                                                                  $24,123,272
                  Oil & Gas Equipment And Services - 2.9 %
      4,265,000   Complete Production Service, 8.0%, 12/15/16 (144$ 4,318,313
      1,600,000   DP Producer AS, Floating Rate Note, 12/5/11 (144  1,632,000
     69,000,000   Petromena AS, 9.75%, 5/24/12 (144A)              11,740,990
      3,765,000   Pipe Acquisition Finance, Floating Rate Note, 12  3,859,125
      4,000,000   Semgroup LP, 8.75%, 11/15/15 (144A)               4,010,000
      6,500,000   Sevan Marine ASA, 9.25%, 12/20/11 (144A)          6,613,750
NOK  33,000,000   Sevan Marine, 9.0%, 3/31/08                       5,366,927
     16,500,000   Sevan Drilling, Floating Rate Note, 12/7/12       2,675,504
NOK   9,500,000   Thule Drilling, 10.0%, 5/10/07                    1,544,245
NOK   8,500,000   Thule Drilling, 10.0%, 5/10/07                    1,382,374
                                                                  $43,143,228
                  Oil & Gas Exploration & Production - 5.0 %
         60,000   Baytex Energy, Ltd., 9.625%, 7/15/10 (144A)     $    62,250
      4,485,000   Baytex Energy, Ltd., 9.625%, 7/15/10              4,653,188
      1,505,000   Berry Petroleum Co., 8.25% 11/1/16                1,482,425
      1,750,000   Chesapeake Energy, 6.25%, 1/15/17                 2,328,437
      7,750,000   Chesapeake Energy Corp., 7.625%, 7/15/13          8,050,313
      6,395,000   Clayton Williams Energy, 7.75%, 8/1/13            5,947,350
      2,020,000   Gazprom International SA., 7.201%, 2/1/20 (144A)  2,112,920
      4,270,000   Harvest Operations Corp., 7.875%, 10/15/11        4,045,825
      2,000,000   Hilcorp Energy, 7.75%,11/1/15 (144A)              1,975,000
      4,390,000   Hilcorp Energy, 9.0%, 6/1/16 (144A)               4,653,400
     48,000,000   PA Resources AB, 8.75%  3/10/10                   7,687,195
      1,500,000   Petroprod, Ltd., Floating Rate Note, 1/12/12      1,530,000
      5,950,000   Petroquest Energy, Inc., 10.375%, 5/15/12         6,202,875
      4,740,000   Pogo Producing Co., 6.875%, 10/1/17               4,467,450
      5,065,000   Quicksilver Resources, Inc., 7.125%, 4/1/16       4,925,713
      5,860,000   Range Resources Corp., 7.5%, 5/15/16              5,962,550
      2,405,000   Stone Energy Corp., 6.75%, 12/15/14               2,212,600
      6,980,000   Verasun Energy Corp., 9.875%, 12/15/12            7,294,100
                                                                  $75,593,591
                  Oil & Gas Storage & Transportation - 0.6 %
      5,540,000   Enterprise Products, Floating Rate Note, 8/1/66 $ 6,052,012
        960,000   Inergy LP, 8.25%, 3/1/16                            991,200
      2,115,000   Targa Resources, Inc., 8.50%, 11/1/13 (144A)      2,120,288
                                                                  $ 9,163,500
                  Total Energy                                    $172,410,891
                  Materials - 18.7 %
                  Aluminum - 2.4 %
      8,690,000   Aleris International, Inc., 10.0%, 12/15/16 (144$ 8,994,150
      3,960,000   Aleris International, Inc., 9.0%, 12/15/14 (144A  4,108,500
     12,510,000   Asia Aluminum Holdings, 8.0%, 12/23/11 (144A)    12,463,088
      9,825,000   Indalex Holding, 11.5%, 2/1/14 (144A)            10,414,500
                                                                  $35,980,238
                  Commodity Chemicals - 1.8 %
        515,000   Arco Chemical Co., 9.8%, 2/1/20                 $   592,250
      6,770,000   Georgia Gulf Corp., 10.75% 10/15/16 (144A)        6,600,750
      4,361,000   Georgia Gulf Corp., 9.5% 10/15/14 (144A)          4,317,390
      9,465,000   Invista, 9.25%, 5/1/12 (144A)                    10,127,550
      4,900,000   Tronox Worldwide/Finance, 9.5%, 12/1/12           5,194,000
                                                                  $26,831,940
                  Construction Materials - 1.3 %
     10,615,000   Advanced Glass Yarn Corp., 11.0%, 11/15/14 (144A$10,959,988
      1,500,000   Panolan Industries International, 10.75%, 10/1/1  1,590,000
      6,900,000   U.S. Concrete, Inc., 8.375%, 4/1/14               6,882,750
                                                                  $19,432,738
                  Diversified Chemical - 3.4 %
      6,800,000   Basell Finance Co., 8.1%, 3/15/27 (144A)        $ 6,562,000
      8,570,000   Braskem SA, 11.75%, 1/22/14 RegS                 10,789,630
      2,350,000   Braskem SA, 11.75%, 1/22/14 (144A)                2,958,650
     12,455,000   Crystal US Holdings, Inc., Floating Rate Note, 1 10,835,850
      5,400,000   Hexion Specialty Chemicals 9.75%, 11/15/14 (144A  5,643,000
EURO    291,840   Huntsman International LLC., 10.125%, 7/1/09        386,878
      5,635,000   Ineos Group Holdings Plc, 7.875%, 2/15/16 (144A)  6,919,421
EURO  3,320,000   Nell AF Sarl, 8.375%, 8/15/15 (144A)              4,709,347
        500,000   Nell AF Sarl, 8.375%, 8/15/15 (144A)                516,250
EURO  1,001,000   Rhodia SA, 9.25%, 6/1/11                          1,384,032
                                                                  $50,705,058
                  Diversified Metals & Mining - 2.6 %
     12,630,000   FMG Finance Pty, Ltd., 10.625%, 9/1/16 (144A)   $13,924,575
      7,192,858   New Reclamation Group, 8.125%, 2/1/13 (144A)      9,828,062
      6,625,000   PNA Group Inc., 10.75%, 9/1/16 (144A)             6,923,125
      2,550,000   Vale Overseas, Ltd., 8.25%, 1/17/34               3,027,220
      5,795,000   Vedenta Resources Plc, 6.625%, 2/22/10 (144A)     5,715,319
                                                                  $39,418,301
                  Forest Products - 0.5 %
      4,170,000   Ainsworth Lumber, 6.75%, 3/15/2014              $ 3,127,500
        450,000   Ainsworth Lumber, 6.75%, 3/15/14                    342,000
      4,175,000   Mandra Foresty, 12%, 5/15/13 (144A)               3,423,500
        525,000   Sino Forest Corp., 9.125%, 8/17/11 (144A)           553,875
                                                                  $ 7,446,875
                  Metal & Glass Containers - 1.6 %
      9,300,000   Impress Metal Pack Holding, 9.25%, 9/15/14 (144A$12,904,079
      2,885,000   Vitro Envases Norteamerica, 10.75%, 7/23/11 (144  3,216,775
      7,320,000   Vitro Envases Norteamerica, 9.125%, 2/1/17 (144A  7,393,200
                                                                  $23,514,054
                  Other Packaging - 3.0 %
      8,658,000   AEP Industries, Inc., 7.875%, 3/15/13           $ 8,831,160
     13,120,000   Exopac Holding Corp., 11.25%, 2/1/14            $14,038,400
     11,505,000   Graham Packaging Co., 9.875%, 10/15/14 (b)       11,850,150
      9,730,000   Graphic Packaging Co., 9.5%, 8/15/13             10,313,800
EURO     10,000   MDP Acquisitions Plc., 10.125%, 10/1/12 (144A)       14,071
                                                                  $45,047,581
                  Paper Products - 0.1 %
      1,720,000   P.H. Glatfelter, 7.125%, 5/1/16                   1,732,900
                                                                  $ 1,732,900
                  Precious Metals & Minerals - 0.2 %
      2,625,000   Alrosa Finance SA, 8.875%, 11/17/14 (144A)      $ 2,996,963
                  Specialty Chemicals - 1.0 %
      4,045,000   Chemtura Corp., 6.875%, 6/1/16                  $ 3,923,650
      3,260,000   Kronos International, Inc., 6.5%, 4/15/13         4,077,400
      6,660,000   LPG International, Inc., 7.25%, 12/20/15          6,859,800
                                                                  $14,860,850
                  Steel - 0.9 %
      4,000,000   Bulgaria Steel Finance, 12.0%, 5/4/13           $ 4,494,833
      1,835,000   CSN Islands IX Corp., 10.5%, 1/15/15 (144A)       2,180,898
      2,765,000   CSN Islands X Corp., 9.50%, 7/1/49 (144A)         2,912,928
      3,160,000   Edgen Acquisition Corp., 9.875%, 2/1/11           3,231,100
                                                                  $12,819,759
                  Total Materials                                 $280,787,257
                  Capital Goods - 7.7 %
                  Aerospace & Defense - 0.2 %
      2,125,000   Alion Science and Tech, 10.25%, 2/1/15 (144A)   $ 2,140,938
        940,000   L-3 Communications Corp., 6.375%, 10/15/15          910,625
                                                                  $ 3,051,563
                  Building Products - 1.9 %
     14,665,000   Builders Firstsource, Inc., Floating Rate Note, $14,811,650
      1,830,000   C10 Capital SPV, Ltd., Floating Rate Note, 12/31/ 1,818,380
      6,425,000   Industrias Unidas, 11.5%, 11/15/16 (144A)         6,778,375
      4,675,000   Loma Negra C.I.A.S.A., 7.25%, 3/15/13 (144A)      4,600,200
                                                                  $28,008,605
                  Construction & Engineering - 0.3 %
      4,450,000   Dycom Industries, 8.125%, 10/15/15              $ 4,628,000
                  Construction & Farm Machinery & Heavy Trucks - 2.9 %
      5,810,000   Accuride Corp. 8.5%, 2/1/15                     $ 5,664,750
      5,425,000   Esco Corp, 8.625%, 12/15/13 (144A)                5,587,750
      8,270,000   Commercial Vehicle Group, 8.0%, 7/1/13            8,125,275
      2,450,000   Greenbrier Co., Inc., 8.375%, 5/15/15             2,443,875
     13,800,000   Stanadyne Corp., Floating Rate Note, 2/15/2015   10,074,000
      4,090,000   Stanadyne Corp., 10%, 8/15/14                     4,233,150
      6,370,000   Titan Wheel International, Inc., 8.0%, 1/15/12 (  6,401,850
                                                                  $42,530,650
                  Electrical Component & Equipment - 1.1 %
      1,975,000   Vac Finanzierung BMGH, 9.25%, 4/15/16 (144A)    $ 2,778,979
     12,895,000   Baldor Electric, 8.625%, 2/15/17                 13,314,088
                                                                  $16,093,067
                  Heavy Electrical Equipment - 1.2 %
      1,750,000   Altra Industrial Motion, 11.25%, 2/15/13        $ 3,780,032
      9,800,000   Altra Industrial Motion, 9.0%, 12/1/11           10,118,500
      4,750,000   Hawk Corp., 8.75%, 11/1/14                        4,726,250
                                                                  $18,624,782
                  Trading Companies & Distributors - 0.8 %
      2,000,000   Glencore Finance Europe, 8.0%, 2/28/49          $ 1,994,158
     10,840,000   Noble Group, Ltd., 6.625%, 3/17/15 (144A)         9,886,546
                                                                  $11,880,704
                  Total Capital Goods                             $124,817,371
                  Commercial Services & Supplies - 3.7 %
                  Diversified Commercial Services - 2.1 %
      2,075,000   Mobile Services Group, Inc., 9.75%, 8/1/14 (144A$ 2,183,938
     18,800,000   NCO Group, Inc., 11.875%, 11/15/14 (144A)        19,411,000
      2,860,000   NCO Group, Inc., Floating Rate Note, 11/15/13 (1  2,860,000
      3,170,000   Park-Ohio Industries, Inc., 8.375%, 11/15/14      3,051,125
      4,550,000   United Rentals, 7.75%, 11/15/13 (b)             $ 4,584,125
                                                                  $32,090,188
                  Environmental & Facilities Services - 1.1 %
      3,570,000   Clean Harbors, Inc., 11.25%, 7/15/12 (144A)     $ 3,972,607
      7,330,000   Hydrochem Industrial Service, 9.25%, 2/15/13 (14  7,476,600
      5,300,000   Waste Services, Inc., 9.50%, 04/15/14             5,512,000
                                                                  $16,961,207
                  Total Commercial Services & Supplies            $49,051,395
                  Transportation - 3.5 %
                  Airlines - 1.0 %
     11,850,000   Gol Finance, 8.75%, 4/29/49 (144A)              $11,553,750
      3,100,000   Northwest Airlines, Inc., 10.0%, 2/1/09           2,921,750
                                                                  $14,475,500
                  Marine - 1.3 %
      1,615,000   CMA CGM SA, 7.25%, 2/1/13 (144A)                $ 1,574,625
      3,251,000   H-Lines Finance Holding, Floating Rate Note, 4/1  3,015,303
      1,500,000   Seabulk International, Inc., 9.5%, 8/15/13        1,623,750
     10,580,000   Stena AB, 7.0%, 12/1/16                          10,447,750
        500,000   Stena AB, 7.5%, 11/1/13                             506,250
      2,660,000   Trailer Bridge, Inc., 9.25%, 11/15/11             2,743,125
                                                                  $19,910,803
                  Railroads - 0.7 %
      6,390,000   Kansas City Southern Mex 7.625%, 12/1/13 (144A) $ 6,405,975
      3,855,000   TFM SA De CV, 9.375%, 5/1/12                      4,115,213
                                                                  $10,521,188
                  Total Transportation                            $44,907,491
                  Automobiles & Components - 0.4 %
                  Auto Parts & Equipment - 0.4 %
      7,290,000   Cooper Standard Auto, 8.375%, 12/15/14 (b)        5,868,450
                                                                  $ 5,868,450
                  Total Automobiles & Components                  $ 5,868,450
                  Consumer Durables & Apparel - 1.8 %
                  Apparel, Accessories & Luxury Goods - 0.4 %
      5,245,000   Hanesbrands Inc, Floating Rate Note, 12/15/14 (1$ 5,389,238
                  Homebuilding - 1.4 %
      2,975,000   Desarrolladora Homex SA, 7.5%, 9/28/15          $ 3,028,550
      3,455,000   Tech Olympic U.S.A, Inc., 10.375%, 7/1/12 (b)     3,178,600
      4,120,000   Urbi Desarrollos Urbanos, 8.5%, 4/19/16 (144A)    4,490,800
      3,335,000   WCI Communities, Inc., 6.625%, 3/15/15 (b)        3,034,850
      1,760,000   WCI Communities, Inc., 7.875%, 10/1/13 (b)        1,672,000
      6,620,000   William Lyon Homes, 7.50%,  2/15/14               5,726,300
                                                                  $21,131,100
                  Total Consumer Durables & Apparel               $26,520,338
                  Consumer Services - 5.2 %
                  Casinos & Gaming - 4.2 %
      3,450,000   Codere Finance SA., 8.25%, 6/15/15 (144A)       $ 4,775,760
      3,000,000   Buffalo Thunder Revenue Authority, 9.375%, 12/15  3,048,750
      4,195,000   Galaxy Entertainment Financial, 9.875%, 12/15/12  4,541,088
      6,260,000   Little Traverse Bay Odawa Inn, 10.25%, 2/15/14 (  6,322,600
      6,960,000   Lottomatica Spa, Variable Rate Note, 3/31/66 (14  9,860,366
      3,725,000   Pokagon Gaming Authority, 10.375%, 6/15/14 (144A  4,088,188
      2,155,000   San Pasqual Casino, 8.0%, 9/15/13 (144A)          2,198,100
      7,255,000   Station Casinos, Inc., 6.625%, 3/15/18            6,329,988
     14,850,000   Tropicana (Wimar), 9.625%, 12/15/14 (144A)       14,757,188
      7,400,000   Trump Entertainment Resorts, 8.5%, 6/1/15         7,326,000
                                                                  $63,248,028
                  Hotels, Resorts & Cruise Lines - 0.1 %
      1,000,000   HRP Myrtle Beach, Floating Rate Note, 4/1/12 (14$ 1,000,000
                  Retail - 0.9 %
     12,255,000   Sally Holdings, 10.5%, 11/15/16 (144A)          $12,576,694
                  Specialized Consumer Services - 0.0 %
        450,000   Tui AG, Floating Rate Note, 12/10/10 (144A)     $   583,351
                  Total Consumer Services                         $77,408,073
                  Media - 3.6 %
                  Broadcasting & Cable TV - 2.2 %
     10,140,000   C&M Finance, Ltd., 8.1%, 2/1/16 (144A)          $10,380,825
      6,750,000   Cablemas Sa De Cv 9.375%, 11/15/15 (144A)         7,452,000
      4,760,000   CCH I LLC, 11.0%, 10/1/15                         4,914,700
      3,595,000   CCH II LLC/CCH II Cap CP, 10.25%, 9/15/10         3,725,319
EURO  5,390,000   Kabel Deutschland GMBH, 10.625%, 7/1/14           6,016,588
                                                                  $32,489,432
                  Movies & Entertainment - 0.7 %
     11,370,000   Corp Interamer De Entret, 8.875%, 6/14/15 (144A)$11,392,740
                  Publishing - 0.7 %
      3,567,605   AAC Group Holding Corp., 12.75%, 10/1/12        $ 3,884,230
      2,665,000   Sheridan Acquisition Corp. 10.25%, 8/15/11        2,781,594
      3,580,000   Visant Holding Corp., Step Coupon, 12/1/13        3,239,900
                                                                  $ 9,905,724
                  Total Media                                     $53,787,896
                  Food & Drug Retailing - 0.9 %
                  Drug Retail - 0.3 %
      4,685,000   Duane Reade, Inc., 9.75%, 8/1/11 (b)            $ 4,380,475
                  Food Distributors - 0.6 %
      4,735,000   JBS SA, 10.5%, 8/4/16 (144A)                    $ 5,125,638
      4,095,000   Wornick Co., 10.875%, 07/15/11                    3,695,738
                                                                  $ 8,821,376
                  Total Food & Drug Retailing                     $13,201,851
                  Food Beverage & Tobacco - 3.1 %
                  Agricultural Products - 1.4 %
      2,800,000   Cosan Finance, Ltd., 7.0%, 2/1/17 (144A)          2,744,000
     14,530,000   Cosan SA Industria, 8.25%, 2/15/49 (144A)       $14,312,050
      5,750,000   Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)   5,704,000
                                                                  $22,760,050
                  Brewers - 0.1 %
      1,495,000   Argentine Beverages, 7.375%, 3/22/12 (144A)     $ 1,537,608
        120,000   Cia Brasileira de Bebida, 8.75%, 9/15/13            139,800
                                                                  $ 1,677,408
                  Distillers & Vintners - 0.3 %
      3,286,800   Belvedere, 7.692%, 4/11/14                      $ 4,068,097
                  Foods - 0.5%
      7,225,000   Minerva Overseas, Ltd., 9.5%, 2/1/17 (144A)     $ 7,058,825
                  Packaged Foods & Meats - 0.8 %
      5,360,000   Bertin, Ltd., 10.25%, 10/5/16 (144A)            $ 5,636,040
      5,485,000   Nutro Products, Inc., 10.75%, 4/15/14 (144A)      6,006,075
                                                                  $11,642,115
                  Total Food Beverage & Tobacco                   $47,206,495
                  Health Care Equipment & Services - 3.3 %
                  Health Care Equipment - 0.5 %
      6,435,000   Accellent, Inc., 10.5%, 12/1/13                 $ 6,692,400
                  Health Care Facilities - 1.2 %
      5,285,000   Hanger Orthopedic Group., 10.25%, 6/1/14        $ 5,562,463
      6,445,000   HCA, Inc., 9.625%, 11/15/16                       6,920,319
      4,800,000   Psychiatric Solutions, 7.75%, 7/15/15             4,788,000
                                                                  $17,270,782
                  Health Care Services - 0.4 %
      1,760,000   AMR Holdco/Emcar Holdco, 10.0%, 2/15/15         $ 1,922,800
      3,665,000   Rural/Metro Corp., 9.875%, 3/15/15                3,921,550
                                                                  $ 5,844,350
                  Health Care Supplies - 0.1 %
      2,200,000   Medical Services Co., Floating Rate Note, 10/15/$ 2,084,500
                  Health Care Pharmaceuticals - 0.7 %
      7,875,000   Phibro Animal Health Corp., 10.0, 8/1/13 (144A) $ 8,170,313
      3,350,000   Phibro Animal Health Corp., 13.0, 8/1/14 (144A)   3,417,000
                                                                  $11,587,313
                  Managed Health Care - 0.4 %
      6,600,000   Multiplan, Inc., 10.375% 4/15/16 (144A)         $ 6,633,000
                  Total Health Care Equipment & Services          $50,112,345
                  Pharmaceuticals & Biotechnology - 1.5 %
                  Biotechnology - 0.9 %
     14,885,000   Angiotech Pharmaceutical, 7.75%, 4/1/14         $13,694,200
                  Pharmaceuticals - 0.6 %
      8,795,000   Warner Chilcott Corp., 8.75%, 2/1/15            $ 9,080,838
                  Total Pharmaceuticals & Biotechnology           $22,775,038
                  Banks - 4.0 %
                  Diversified Banks - 4.8 %
      4,380,000   ALB Finance BV, 9.25%, 9/25/13 (144A)           $ 4,375,620
      3,850,000   ALB Finance BV, 9.375%, 12/31/49                  3,640,945
      6,675,000   ATF Bank JSC, 9.25%, 4/12/12 (144A)               6,802,760
      3,360,000   ATF Bank, 9.0%, 5/11/16 (144A)                    3,312,322
      1,500,000   ATF Capital BV, 10.0%, 12/31/49                   1,489,425
      3,370,000   Banco Macro S.A., Floating Rate Note, 12/18/36 (  3,428,975
     11,795,000   Banco Macro SA, 8.5%, 2/1/17 (144A)              11,736,025
      5,000,000   BTA Finance Luxembourg, 8.25%, 12/31/49           4,699,500
      6,370,000   Hipotecaria Su Casita SA, 8.50%, 10//4/16 (144A)  6,688,500
      3,750,000   Kazkommerts Finance 2 BV, Floating Rate Note, 11  3,888,750
      1,650,000   Kazkommerts International BV, 8.0%, 11/3/15       1,671,780
      3,465,000   Russian Stand Bank, 7.5%, 10/7/10 (144A)          3,364,515
      9,200,000   Sibacademfinance Plc, 9.0%, 5/12/09 (144A)        9,364,588
      7,070,000   Turanalem Finance BV, 8.5%, 2/10/15 (144A)        7,193,725
                                                                  $71,657,430
                  Total Banks                                     $71,657,430
                  Diversified Financials - 2.4 %
                  Consumer Finance - 0.8 %
     12,355,000   Ace Cash Express, Inc., 10.25%, 10/1/14 (144A)  $12,478,550
                  Finance Companies -1.1%
      3,295,000   Ford Motor Credit Co., 8.0%, 12/15/16           $ 3,235,258
      6,955,000   Ford Motor Credit Corp., 7.375%, 10/28/09         6,999,067
EURO  1,450,000   General Motors, 7.25%, 7/3/13                     1,860,796
      4,250,000   General Motors Accept Corp, 6.75%, 12/1/14        4,312,097
                                                                  $16,407,218
                  Investment Banking & Brokerage - 0.1 %
      1,200,000   Sistema Finance SA, 10.25%, 4/14/08             $ 1,251,840
                  Other Diversified Finance Services - 0.5 %
      5,380,000   Centercredit International, 8.625%, 1/30/14 (144$ 5,272,400
                  Total Diversified Financials                    $35,410,008
                  Insurance - 0.9 %
                  Life & Health Insurance - 0.3 %
      5,096,000   Presidential Life Corp., 7.875%, 2/15/09        $ 4,930,380
                  Property & Casualty Insurance - 0.2 %
      2,000,000   Kingsway America, Inc., 7.5%, 2/1/14            $ 2,015,058
                  Reinsurance - 0.4 %
      5,755,000   Platinum Underwriters HD, 7.5%, 6/1/17          $ 6,019,114
                  Total Insurance                                 $12,964,552
                  Real Estate - 1.4 %
                  Real Estate Management & Development - 1.0 %
      6,795,000   Greentown China Holds, 9.0%, 11/8/13 (144A)     $ 6,905,419
      8,405,000   Inversiones Y Rep, 8.5%, 2/2/17 (144A)            8,362,975
                                                                  $15,268,394
                  Real Estate Investment Trusts- 0.4 %
      5,025,000   Trustreet Properties, Inc., 7.5%, 4/1/15        $ 5,427,000
                  Total Real Estate                               $20,695,394
                  Software & Services - 0.8 %
                  Application Software - 0.1 %
      2,695,000   Open Solutions, Inc., 9.75%, 2/15/15 (144A)     $ 2,748,900
                  Data Processing & Outsourced Services - 0.1 %
      1,360,000   Ipayment, Inc., 9.75%, 5/15/14                  $ 1,400,800
                  Logistics - 0.5%
      6,220,000   LOUIS NO1 Plc, 10.0%, 12/1/16 (144A)            $ 8,549,433
                  Total Software & Services                       $12,699,133
                  Technology Hardware & Equipment - 2.8 %
                  Communications Equipment - 1.2 %
     10,840,000   Huges Network System, 9.5%, 4/15/14             $11,463,300
      6,425,000   Mastec, Inc., 7.625%, 2/1/17 (144A)               6,457,125
                                                                  $17,920,425
                  Computer Hardware - 0.9 %
      5,455,000   Activant Solutions, Inc., 9.5%, 5/1/16 (144A)   $ 5,291,350
      7,775,000   Compucom Systems, Inc., 12.0%, 11/1/14 (144A)     8,047,125
                                                                  $13,338,475
                  Technology Distributors - 0.7 %
      9,575,000   Da-Lite Screen Co., Inc., 9.5%, 5/15/11         $10,053,750
                  Total Technology Hardware & Equipment           $41,312,650

                  Semiconductors - 0.8 %
      7,145,000   Freescale Semiconductor, Variable Rate Note, 12/$ 7,109,275
      4,150,000   NXP BV, 7.785%, 10/15/14 (144A)                   4,284,875
                                                                  $11,394,150
                  Total                                           $11,394,150
                  Telecommunication Services - 8.2 %
                  Integrated Telecommunication Services - 1.1 %
     11,035,000   Eschelon Operating Co., 8.375%, 03/15/10        $10,621,188
      5,700,000   Stratos Global Corp., 9.875%, 2/15/13             5,600,250
        980,000   Tele Norte Leste Participacoes , 8.0%, 12/18/201  1,041,250
                                                                  $17,262,688
                  Wireless Telecommunication Services - 7.1 %
      5,600,000   Broadview Networks Holdings, 11.375%, 9/1/12 (14$ 5,852,000
EURO 10,890,000   Cell C Pty, Ltd., 11.0%, 7/1/15 (144A)           10,563,300
EURO  3,685,000   Cell C Pty, Ltd., 8.625%, 7/1/12 (144A)           4,849,013
      4,885,000   Cleveland Unlimited, Inc., Floating Rate Notes,   5,324,650
     13,640,000   Cricket Communications I, 9.375%, 11/1/14 (144A) 14,322,000
      7,600,000   Digicel, Ltd., 9.25%, 9/1/12 (144A)               8,132,000
      4,000,000   Hellas Tel Finance, Floating Rate Note, 01/15/15  5,341,685
      2,340,000   Horizon PCS, Inc., 11.375%, 7/15/2012             2,597,400
      6,870,000   Inmarsat Finance Plc, Floating Rate Note, 11/15/  6,371,925
     17,360,000   Intelsat Intermediate, 9.25%, 2/1/15             14,061,600
      4,950,000   Mobile Telesystems Finance, 8.0%, 1/28/12         5,167,800
     16,300,000   True Move Co., Ltd., 10.75%, 12/16/13 (144A)     16,055,500
      2,000,000   UBS (Vimpelcom) 144A 8.375%, 10/22/2011           2,130,000
      4,750,000   UBS (Vimpelcom), 8.25%, 5/23/16 (144A)            5,005,550
                                                                  $105,774,423
                  Total Telecommunication Services                $123,037,111
                  Utilities - 1.2 %
                  Electric Utilities - 1.1 %
      6,507,000   AES Chivor, 9.75%, 12/30/14 (144A)              $ 7,287,822
      1,290,000   ISA Capital Do Brasil SA, 8.8%, 1/30/17 (144A)    1,326,765
      2,204,466   Juniper Generation, 6.79%, 12/31/14 (144A)        2,122,350
      5,940,000   Mirant JPSCO Finance, Ltd., 11.0%, 7/6/16 (144A)  6,103,350
                                                                  $16,840,287
                  Gas Utilities - 0.2 %
      2,765,000   Southern Union Co., 7.2%, 11/1/66               $ 2,757,131
                  Total Utilities                                 $19,597,418
                  TOTAL CORPORATE BONDS
                  (Cost  $1,307,417,579)                          $1,317,622,737

                  US GOVERNMENT OBLIGATIONS AGENCY - 0.9 %
ITL 1,450,000,000 Banco Nac De Desen Econo, 8.0%, 4/28/10         $ 1,069,846
     10,350,000   Federal Republic of Brazil, 12.5%, 1/5/16         5,555,085
        410,000   Republic of Colombia, 10.75%, 1/15/13               503,275
COP 2,510,000,000 Republic of Columbia, 11.75%, 3/1/10              1,183,989
COP 10,258,000,000Republic of Columbia, 12%, 10/22/15               5,218,146
                                                                  $13,530,341
                  TOTAL US GOVERNMENT OBLIGATIONS AGENCY
                  (Cost  $2,590,643)                              $13,530,341

                  SENIOR SECURED LOANS - 1.5%
      2,783,625   Ace Cash Express, 3.0%, 10/5/13                 $ 2,801,023
      3,535,000   Aramark, 2.125%, 4/26/013                         3,543,838
        250,000   Brickman Holdings, 2.0%, 1/23/014                   250,938
      4,837,783   Georgia-Pacific Corp., 2.0%, 12/20/12             4,886,161
        525,000   Georgia-Pacific Corp., 1.75%, 12/20/12              528,609
      1,000,000   GNRL Motors Co., 2.375%, 12/16/13                 1,012,438
        810,000   Nutro Products, 2.0%, 4/26/13                       815,569
      1,500,000   Rental Service Corp., 3.5%, 11/21/13              1,528,829
      1,500,000   Sally Holdings, 2.5%, 11/18/13                      817,846
      4,545,000   Sanmina Corp., 2.5%, 1/31/08                      4,564,315
                  TOTAL SENIOR SECURED LOANS                      $20,749,566
                  (Cost  $20,665,313)                             $20,749,566

                  MUNICIPAL BONDS - 0.4 %
                  Municipal  Airport - 0.0 %
         15,000   New Jersey Economic Development Authority Specia$    16,290
                  Municipal  Facilities - 0.0 %
        250,000   East Chicago Independent Exempt Facilities, 7.0%$   264,328
                  Muni Utilities - 0.4 %
      3,835,000   San Antonio Texas Electric & Gas, Floating Rate $ 5,053,456
                  TOTAL MUNICIPAL BONDS
                  (Cost  $5,267,882)                              $ 5,334,074

                  RIGHTS/WARRANTS - 0.2 %
                  Energy - 0.2 %
                  Oil & Gas Drilling - 0.1 %
     11,203,000   Norse Energy Corp., ASA *                       $ 2,386,232
                  Total Energy                                    $ 2,386,232
                  Materials - 0.0 %
                  Forest Products - -0.1 %
          3,250   Mandra Forestry-CW13, Warrants Expire 5/15/13 * $         0
                  Total Materials                                 $         0
                  Capital Goods - 0.0 %
                  Building Products - -0.1 %
        133,000   Thule Drilling ASA-CW07 *                       $         0
                  Total Capital Goods                             $         0
                  Transportation - 0.0 %
                  Railroads - 0.0 %
          5,250   Atlantic Express Transportation, Exp., 4/15/08 *$    10,500
                  Total Transportation                            $    10,500
                  TOTAL RIGHTS/WARRANTS
                  (Cost  $1,460,198)                              $ 2,396,732

                  TEMPORARY CASH INVESTMENTS - 3.2 %
                  Commercial Paper - 1.7 %
     25,500,000   Rabobank USA Financial Corp., 5.27%, 2/1/07     $25,500,000
                  Security Lending Collateral - 1.5 %
     22,420,819   Securities Lending Investment Fund, 5.24%       $22,420,819
                  TOTAL TEMPORARY CASH INVESTMENTS
                  (Cost  $47,920,819)                             $47,920,819
                  TOTAL INVESTMENT IN SECURITIES - 99.7%
                  (Cost  $1,430,702,291)                          $1,494,964,689
                  OTHER ASSETS AND LIABILITIES- 0.3%              $4,251,529
                  TOTAL NET ASSETS - 100.0%                       $1,499,216,218


          144A    Security is exempt from registration under Rule 144A of the
Securities Act of 1933.  Such secur

          STEP    Debt obligation initially issued at one coupon which converts to another couple at a specific d

      (a) At January 31, 2007, the net unrealized gain on investments based on cost for federal income ta

                  Aggregate gross unrealized gain for all investme$54,108,725 Aggregate gross unrealized loss for all investmen(12,267,146)
                  Net unrealized gain                             $41,841,579

       (b) At January 31, 2007, the following securities were out on loan:

    Principal
Amou                  Description
Value
  $   5,467,100   Cooper Standard Auto, 8.375%, 12/15/14          $ 4,459,520
      8,628,750   Graham Packaging Co., 9.875%, 10/15/14            9,138,501
      1,311,600   Tech Olympic U.S.A, Inc., 10.375%, 7/1/12         1,218,013
      3,411,850   United Rentals, 7.75%, 11/15/13                   3,493,260
      1,320,000   WCI Communities, Inc., 7.875%, 10/1/13            1,288,650
      2,501,250   WCI Communities, Inc., 6.625%, 3/15/15            2,338,738
                  Total                                           $21,936,682



         Note:    Principal amounts are denominated in U.S. dollars unless
otherwise denoted:
          EURO    Euro
           COP    Columbian Peso
           ITL    Italian Lira
           NOK    Norwegian Kroner


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Global High Yield Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date March 30, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date March 30, 2007



By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date March 30, 2007

* Print the name and title of each signing officer under his or her signature.